Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Feb. 28, 2023	Aug. 31, 2022	Aug. 30, 2022	May 31, 2022	May 31, 2021
Statement [Line Items]
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000			5,000	5,000
Common stock, par value	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	1,350,000	1,350,000	1,000,000	1,350,000	1,350,000
Common stock, shares issued	837,031			720,028	626,123
Common stock, shares outstanding	836,588			719,585	625,680
Treasury stock, shares	443			443	443
Treasury Stock
Statement [Line Items]
Common stock, par value				$ 0.001	$ 0.001
Series B Convertible Preferred Stock
Statement [Line Items]
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized	400			400	400
Preferred stock, shares issued	19			19	79
Preferred stock, shares outstanding	19			19	79
Series C Convertible Preferred Stock
Statement [Line Items]
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized	8			8	8
Preferred stock, shares issued	6			7	8
Preferred stock, shares outstanding	6			7	8
Series D Convertible Preferred Stock
Statement [Line Items]
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized	12			12	12
Preferred stock, shares issued	9			9	9
Preferred stock, shares outstanding	9			9	9